Subsequent Events	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events	Subsequent EventsIn accordance with the guidelines of IAS 10 Events After the Reporting Period, and its possible impacts must be recorded and/or disclosed, the Company has evaluated the existence of subsequent events and determined that there have no been events that requires a disclosure in this consolidated financial statements.